Note 23 - Assets and Liabilities under reinsurance and insurance contracts. Mathematical Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Matematical Reserves Line Items
INSURANCE OR REINSURANCE ASSETS	€ 366	€ 421	€ 447
Spain | Group Insurance [Member]
Matematical Reserves Line Items
Mortality Table	PERMF 2000
Average Technical Interest Type	Depending on the related portfolio
Spain | Individual Insurance [Member]
Matematical Reserves Line Items
Mortality Table	GRMF 80-2 GKM 80 / GKMF 95 PERMF 2000 PASEM
Average Technical Interest Type	0.26%-3.27%
Mexico [Member] | Group Insurance [Member]
Matematical Reserves Line Items
Mortality Table	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo
Average Technical Interest Type	5,50%
Mexico [Member] | Individual Insurance [Member]
Matematical Reserves Line Items
Mortality Table	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual
Average Technical Interest Type	2,50%